United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/2005

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfa 5/13/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      44

Form 13F Information Table Value Total: 560,829(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                         VALUE  SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
APARTMENT INVT & MGMT CO                   C   03748R10  $13,671    334100SH           SOLE                                334100
AMB PPTY CORP                              C   00163T10  $14,866    342300SH           SOLE                                342300
ARDEN RLTY INC                             C   3979310    $4,296    119400SH           SOLE                                119400
ARCHSTONE-SMITH TR                         C   39583109  $22,207    575015SH           SOLE                                575015
AVALONBAY CMNTYS INC                       C   5348410   $23,448    290200SH           SOLE                                290200
BROOKFIELD PPTYS CORP                      C   11290010  $18,075    627600SH           SOLE                                627600
BRE PPTYS INC                              C   5.56E+13   $5,905    141100SH           SOLE                                141100
BOSTON PPTYS INC                           C   10112110  $28,485    406927SH           SOLE                                406927
CATELLUS DEV CORP                          C   14911310  $14,783    450705SH           SOLE                                450705
MACK CALI RLTY CORP                        C   55448910   $9,364    206700SH           SOLE                                206700
CARRAMERICA RLTY CORP                      C   14441810   $1,120     30950SH           SOLE                                 30950
DEVELOPERS DIVERSIFIED RLTY                C   25159110   $2,280     49600SH           SOLE                                 49600
DUKE-WEEKS REALTY CORP                     C   26441150   $2,185     69000SH           SOLE                                 69000
EQUITY LIFESTYLE PPTYS INC                 C   29472R10  $13,758    346036SH           SOLE                                346036
EQUITY RESIDENTIAL                         C   29476L10  $13,509    366900SH           SOLE                                366900
ESSEX PPTY TR                              C   29717810   $9,477    114100SH           SOLE                                114100
FOREST CITY ENTERPRISES INC                C   34555010   $2,620     36900SH           SOLE                                 36900
FEDERAL RLTY INVT TR                       C   31374720  $20,131    341200SH           SOLE                                341200
HEALTH CARE PPTY INVS INC                  C   42191510   $6,338    234400SH           SOLE                                234400
HILTON HOTELS CORP                         C   43284810  $13,967    585600SH           SOLE                                585600
HOST MARRIOTT CORP NEW                     C   44107P10  $24,112   1377800SH           SOLE                               1377800
STARWOOD HOTELS & RESORTS                  C   85590A20  $34,090    582040SH           SOLE                                582040
KIMCO RLTY CORP                            C   49446R10   $6,698    113700SH           SOLE                                113700
KILROY RLTY CORP                           C   49427F10   $2,522     53100SH           SOLE                                 53100
LASALLE HOTEL PPTYS                        C   51794210  $11,182    340800SH           SOLE                                340800
LIBERTY PPTY TR                            C   53117210   $6,412    144700SH           SOLE                                144700
LEXINGTON CORPORATE PPTYS TR               C   52904310   $3,185    131000SH           SOLE                                131000
MACERICH CO                                C   55438210  $21,101    314700SH           SOLE                                314700
PROLOGIS TR                                C   74341010  $12,012    298500SH           SOLE                                298500
PAN PAC RETAIL PPTYS INC                   C   69806L10  $25,397    382600SH           SOLE                                382600
PRENTISS PPTYS TR                          C   74070610   $6,031    165500SH           SOLE                                165500
POST PPTYS INC                             C   73746410   $3,149     87200SH           SOLE                                 87200
PUBLIC STORAGE INC                         C   74460D10  $14,851    234800SH           SOLE                                234800
PS BUSINESS PKS INC CALIF                  C   69360J10   $5,583    125600SH           SOLE                                125600
RECKSON ASSOCS RLTY                        C   75621K10   $2,449     73000SH           SOLE                                 73000
REGENCY CTRS CORP                          C   75884910  $21,819    381450SH           SOLE                                381450
SUNSTONE HOTEL INVS INC NEW                C   86789210   $6,977    287600SH           SOLE                                287600
SL GREEN RLTY CORP                         C   78440X10  $16,402    254300SH           SOLE                                254300
SIMON PPTY GROUP INC NEW                   C   82880610  $37,693    519981SH           SOLE                                519981
SUN CMNTYS INC                             C   86667410   $5,430    146000SH           SOLE                                146000
TAUBMAN CTRS INC                           C   87666410  $17,819    522700SH           SOLE                                522700
TRIZEC PPTYS INC                           C   89687P10  $12,015    584100SH           SOLE                                584100
VORNADO RLTY TR                            C   92904210  $23,396    291000SH           SOLE                                291000
WASHINGTON REAL ESTATE INVT                C   93965310      $22       700SH           SOLE                                   700



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</SEC-DOCUMENT>